Realized Gains on Sales of Investments, Net	12 Months Ended
Dec. 31, 2022
Realized Gains on Sales of Investments, Net [Abstract]
Realized gains on sales of investments, net
23	Realized gains on sales of investments, net

The gross realized gains on sales of investments are RMB70,611,492, RMB57,368,616 and RMB28,330,375 for the years ended December 31, 2020, 2021 and 2022, respectively. The gross realized losses on sales of investments are RMB50,457,833, RMB38,198,180 and RMB7,763,703 for the years ended December 31, 2020, 2021 and 2022, respectively.